Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc., RBC Capital Markets, LLC, and Santander US Capital Markets LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2024-SLCT, Commercial Mortgage Pass-Through Certificates, Series 2024-SLCT securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 23 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of December 27, 2024.

●	The phrase “Cut-off Date” refers to the date of January 9, 2025.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on December 6, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-SLCT Accounting Tape Final.xlsx (provided on December 6, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “2022 STR Report” refers to a monthly STAR report prepared for the Mortgaged Properties for the month of December 2022.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “2023 STR Report” refers to a monthly STAR report prepared for the Mortgaged Properties for the month of December 2023.
●	The phrase “2024 STR Report” refers to a monthly STAR report prepared for the Mortgaged Properties for the month of September 2024.
●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase "Property Management Agreement” refers to a signed property management agreement and any amendments or exhibits thereof.
●	The phrase “Property Management Report” refers to a document that summarizes the financial standing and general information of a property.
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy, deed, or commitment and any abstracts thereof.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements and asset summary data prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From November 6, 2024 through December 6, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

December 6, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Engineering Report	None
5	Property Sub-Type	Underwriting File	None
6	Previous Securitization	Underwriting File	None
7	Address	Appraisal Report	None
8	City	Appraisal Report	None
9	County	Appraisal Report; Environmental Report	None
10	State (District)	Appraisal Report	None
11	Zip	Appraisal Report	None
12	MSA	Underwriting File	None
13	Sunbelt?	Underwriting File	None
14	Location Identifier	Underwriting File	None
15	Year Built	Appraisal Report; Engineering Report	None
16	Year Renovated	Appraisal Report; Engineering Report; Property Management Report	None
17	Franchise Flag Terms Flag	Underwriting File	None
18	Franchise Flag Terms Franchise Brand	Underwriting File	None
19	Franchise Flag Terms Flag Expiration Date	Underwriting File	None
20	Franchise Flag Terms Flag Term Remaining	Recalculation	None
21	Management Terms Property Manager	Property Management Agreement	None
22	Management Terms Base Mgmt. Fee	Underwriting File	None
23	Management Terms Incentive Mgmt. Fee	Underwriting File	None
24	Labor	Underwriting File	None
25	Total Units	Underwriting File	None
26	Unit of Measure	Underwriting File	None
27	Occupancy (%)	Recalculation	None
28	Occupancy Date	Underwriting File	None
29	Ownership Interest	Title Policy	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
30	Mortgage Loan Closing Date Balance	Loan Agreement	None
31	Mortgage Loan Closing Date Balance per Key	Recalculation	None
32	% of Mortgage Loan Closing Date Balance	Recalculation	None
33	Mortgage Loan Maturity Date Balance	Recalculation	None
34	Individual As-Is Appraised Value Date	Appraisal Report	None
35	Individual As-Is Appraised Value	Appraisal Report	None
36	Individual As-Is Appraised Value per Key	Recalculation	None
37	Individual Stabilized Appraised Value Date	Appraisal Report	None
38	Individual Stabilized Appraised Value	Appraisal Report	None
39	Individual Stabilized Appraised Value per Key	Recalculation	None
40	Portfolio Appraised Value Date	Appraisal Report	None
41	Portfolio Appraised Value	Appraisal Report	None
42	Portfolio Appraised Value per Key	Recalculation	None
43	Portfolio Appraised Value Premium	Recalculation	None
44	Portfolio Stabilized Appraised Value Date	Appraisal Report	None
45	Portfolio Stabilized Appraised Value	Appraisal Report	None
46	Portfolio Stabilized Appraised Value per Key	Recalculation	None
47	Portfolio Stabilized Appraised Value Premium	Recalculation	None
48	Engineering Report Provider	Engineering Report	None
49	Engineering Report Date	Engineering Report	None
50	Environmental Report Provider	Environmental Report	None
51	Environmental Report Date	Environmental Report	None
52	Phase II Recommended?	Environmental Report	None
53	Seismic Zone	Environmental Report	None
54	PML %	Seismic Report	None
55	Origination Date	None - Company Provided	None
56	Assumed One-month Term SOFR	None - Company Provided	None
57	Mortgage Loan Spread	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
58	Term SOFR Cap	None - Company Provided	None
59	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
60	Term SOFR Lookback days	Loan Agreement	None
61	Term SOFR Cap Expiration Date	None - Company Provided	None
62	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
63	Amort Type	Loan Agreement	None
64	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
65	Annual Mortgage Loan Debt Service Payment	Recalculation	None
66	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
67	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
68	Grace Period	Loan Agreement	None
69	First Loan Payment Date	Loan Agreement	None
70	Seasoning	Recalculation	None
71	Original Term to Maturity (Months)	Recalculation	None
72	Remaining Term to Maturity (Months)	Recalculation	None
73	Original Amortization Term (Months)	Not Applicable*	None
74	Remaining Amortization Term (Months)	Not Applicable*	None
75	Original IO Term (Months)	Recalculation	None
76	Remaining IO Term (Months)	Recalculation	None
77	Initial Maturity Date	Loan Agreement	None
78	Floating Rate Component Extensions	Loan Agreement	None
79	Fully Extended Maturity Date	Loan Agreement	None
80	Lockbox	Loan Agreement	None
81	Cash Management Type	Loan Agreement	None
82	Cash Management Trigger	Loan Agreement	None
83	Administrative Fee Rate (%)	Fee Schedule	None
84	Floating Rate Component Prepayment Provision	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
85	Partial Release Allowed?	Loan Agreement	None
86	Property Release Description	Loan Agreement	None
87	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
88	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
89	Mortgage Loan Closing Date LTV (Aggregate Stabilized Values)	Recalculation	None
90	Mortgage Loan Balloon LTV (Aggregate Stabilized Values)	Recalculation	None
91	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
92	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
93	Mortgage Loan UW NOI Debt Yield	Recalculation	None
94	Mortgage Loan UW NCF Debt Yield	Recalculation	None
95	Mortgage Loan UW NOI DSCR	Recalculation	None
96	Mortgage Loan UW NCF DSCR	Recalculation	None
97	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
98	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
99	Initial Tax Escrow	Loan Agreement	None
100	Ongoing Tax Escrow Monthly	Loan Agreement	None
101	Tax Escrow Springing Conditions	Loan Agreement	None
102	Initial Insurance Escrow	Loan Agreement	None
103	Ongoing Insurance Escrow Monthly	Loan Agreement	None
104	Insurance Escrow Springing Conditions	Loan Agreement	None
105	Initial Immediate Repairs Escrow	Loan Agreement	None
106	Initial CapEx Escrow	Loan Agreement	None
107	Ongoing CapEx Escrow Monthly	Loan Agreement	None
108	CapEx Escrow Springing Conditions	Loan Agreement	None
109	Initial PIP Escrow	Loan Agreement	None
110	Ongoing PIP Escrow Monthly	Loan Agreement	None
111	PIP Escrow Springing Conditions	Loan Agreement	None
112	Initial Other Escrow	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
113	Ongoing Other Escrow Monthly	Loan Agreement	None
114	Ongoing Other Escrow Springing Condition	Loan Agreement	None
115	Other Escrow Description	Loan Agreement	None
116	Available Room Nights 2019	Underwriting File	None
117	Available Room Nights 2020	Underwriting File	None
118	Available Room Nights 2021	Underwriting File	None
119	Available Room Nights 2022	Underwriting File	None
120	Available Room Nights 2023	Underwriting File	None
121	Available Room Nights September 2024 TTM	Underwriting File	None
122	Available Room Nights UW	Underwriting File	None
123	Occupied Room Nights 2019	Underwriting File	None
124	Occupied Room Nights 2020	Underwriting File	None
125	Occupied Room Nights 2021	Underwriting File	None
126	Occupied Room Nights 2022	Underwriting File	None
127	Occupied Room Nights 2023	Underwriting File	None
128	Occupied Room Nights September 2024 TTM	Underwriting File	None
129	Occupied Room Nights UW	Underwriting File	None
130	Occupancy 2019	Underwriting File	0.1%
131	Occupancy 2020	Underwriting File	0.1%
132	Occupancy 2021	Underwriting File	0.1%
133	Occupancy 2022	Underwriting File	0.1%
134	Occupancy 2023	Underwriting File	0.1%
135	Occupancy September 2024 TTM	Underwriting File	0.1%
136	Occupancy UW	Underwriting File	0.1%
137	ADR 2019	Underwriting File	$1.00
138	ADR 2020	Underwriting File	$1.00
139	ADR 2021	Underwriting File	$1.00
140	ADR 2022	Underwriting File	$1.00
141	ADR 2023	Underwriting File	$1.00
142	ADR September 2024 TTM	Underwriting File	$1.00
143	ADR UW	Underwriting File	$1.00
144	RevPAR 2019	Underwriting File	$1.00
145	RevPAR 2020	Underwriting File	$1.00
146	RevPAR 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
147	RevPAR 2022	Underwriting File	$1.00
148	RevPAR 2023	Underwriting File	$1.00
149	RevPAR September 2024 TTM	Underwriting File	$1.00
150	RevPAR UW	Underwriting File	$1.00
151	Occupancy Penetration 2021	Recalculation	None
152	Occupancy Penetration 2022	Recalculation	None
153	Occupancy Penetration 2023	Recalculation	None
154	Occupancy Penetration September 2024 TTM	Recalculation	None
155	ADR Penetration 2021	Recalculation	None
156	ADR Penetration 2022	Recalculation	None
157	ADR Penetration 2023	Recalculation	None
158	ADR Penetration September 2024 TTM	Recalculation	None
159	RevPAR Penetration 2021	Recalculation	None
160	RevPAR Penetration 2022	Recalculation	None
161	RevPAR Penetration 2023	Recalculation	None
162	RevPAR Penetration September 2024 TTM	Recalculation	None
163	Rooms Revenue 2019	Underwriting File	$1.00
164	Rooms Revenue 2020	Underwriting File	$1.00
165	Rooms Revenue 2021	Underwriting File	$1.00
166	Rooms Revenue 2022	Underwriting File	$1.00
167	Rooms Revenue 2023	Underwriting File	$1.00
168	Rooms Revenue September 2024 TTM	Underwriting File	$1.00
169	Rooms Revenue UW	Underwriting File	$1.00
170	F&B Revenue 2019	Underwriting File	$1.00
171	F&B Revenue 2020	Underwriting File	$1.00
172	F&B Revenue 2021	Underwriting File	$1.00
173	F&B Revenue 2022	Underwriting File	$1.00
174	F&B Revenue 2023	Underwriting File	$1.00
175	F&B Revenue September 2024 TTM	Underwriting File	$1.00
176	F&B Revenue UW	Underwriting File	$1.00
177	Rents & Other Income 2019	Underwriting File	$1.00
178	Rents & Other Income 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
179	Rents & Other Income 2021	Underwriting File	$1.00
180	Rents & Other Income 2022	Underwriting File	$1.00
181	Rents & Other Income 2023	Underwriting File	$1.00
182	Rents & Other Income September 2024 TTM	Underwriting File	$1.00
183	Rents & Other Income UW	Underwriting File	$1.00
184	Miscellaneous Revenue 2019	Underwriting File	$1.00
185	Miscellaneous Revenue 2020	Underwriting File	$1.00
186	Miscellaneous Revenue 2021	Underwriting File	$1.00
187	Miscellaneous Revenue 2022	Underwriting File	$1.00
188	Miscellaneous Revenue 2023	Underwriting File	$1.00
189	Miscellaneous Revenue September 2024 TTM	Underwriting File	$1.00
190	Miscellaneous Revenue UW	Underwriting File	$1.00
191	Total Revenue 2019	Underwriting File	$1.00
192	Total Revenue 2020	Underwriting File	$1.00
193	Total Revenue 2021	Underwriting File	$1.00
194	Total Revenue 2022	Underwriting File	$1.00
195	Total Revenue 2023	Underwriting File	$1.00
196	Total Revenue September 2024 TTM	Underwriting File	$1.00
197	Total Revenue UW	Underwriting File	$1.00
198	Rooms Expense 2019	Underwriting File	$1.00
199	Rooms Expense 2020	Underwriting File	$1.00
200	Rooms Expense 2021	Underwriting File	$1.00
201	Rooms Expense 2022	Underwriting File	$1.00
202	Rooms Expense 2023	Underwriting File	$1.00
203	Rooms Expense September 2024 TTM	Underwriting File	$1.00
204	Rooms Expense UW	Underwriting File	$1.00
205	F&B Expense 2019	Underwriting File	$1.00
206	F&B Expense 2020	Underwriting File	$1.00
207	F&B Expense 2021	Underwriting File	$1.00
208	F&B Expense 2022	Underwriting File	$1.00
209	F&B Expense 2023	Underwriting File	$1.00
210	F&B Expense September 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
211	F&B Expense UW	Underwriting File	$1.00
212	Rents & Other Expense 2019	Underwriting File	$1.00
213	Rents & Other Expense 2020	Underwriting File	$1.00
214	Rents & Other Expense 2021	Underwriting File	$1.00
215	Rents & Other Expense 2022	Underwriting File	$1.00
216	Rents & Other Expense 2023	Underwriting File	$1.00
217	Rents & Other Expense September 2024 TTM	Underwriting File	$1.00
218	Rents & Other Expense UW	Underwriting File	$1.00
219	Miscellaneous Expense 2019	Underwriting File	$1.00
220	Miscellaneous Expense 2020	Underwriting File	$1.00
221	Miscellaneous Expense 2021	Underwriting File	$1.00
222	Miscellaneous Expense 2022	Underwriting File	$1.00
223	Miscellaneous Expense 2023	Underwriting File	$1.00
224	Miscellaneous Expense September 2024 TTM	Underwriting File	$1.00
225	Miscellaneous Expense UW	Underwriting File	$1.00
226	Total Departmental Expenses 2019	Underwriting File	$1.00
227	Total Departmental Expenses 2020	Underwriting File	$1.00
228	Total Departmental Expenses 2021	Underwriting File	$1.00
229	Total Departmental Expenses 2022	Underwriting File	$1.00
230	Total Departmental Expenses 2023	Underwriting File	$1.00
231	Total Departmental Expenses September 2024 TTM	Underwriting File	$1.00
232	Total Departmental Expenses UW	Underwriting File	$1.00
233	Departmental Profit 2019	Underwriting File	$1.00
234	Departmental Profit 2020	Underwriting File	$1.00
235	Departmental Profit 2021	Underwriting File	$1.00
236	Departmental Profit 2022	Underwriting File	$1.00
237	Departmental Profit 2023	Underwriting File	$1.00
238	Departmental Profit September 2024 TTM	Underwriting File	$1.00
239	Departmental Profit UW	Underwriting File	$1.00
240	Administrative & General 2019	Underwriting File	$1.00
241	Administrative & General 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
242	Administrative & General 2021	Underwriting File	$1.00
243	Administrative & General 2022	Underwriting File	$1.00
244	Administrative & General 2023	Underwriting File	$1.00
245	Administrative & General September 2024 TTM	Underwriting File	$1.00
246	Administrative & General UW	Underwriting File	$1.00
247	Sales & Marketing 2019	Underwriting File	$1.00
248	Sales & Marketing 2020	Underwriting File	$1.00
249	Sales & Marketing 2021	Underwriting File	$1.00
250	Sales & Marketing 2022	Underwriting File	$1.00
251	Sales & Marketing 2023	Underwriting File	$1.00
252	Sales & Marketing September 2024 TTM	Underwriting File	$1.00
253	Sales & Marketing UW	Underwriting File	$1.00
254	Credit Card Commissions 2019	Underwriting File	$1.00
255	Credit Card Commissions 2020	Underwriting File	$1.00
256	Credit Card Commissions 2021	Underwriting File	$1.00
257	Credit Card Commissions 2022	Underwriting File	$1.00
258	Credit Card Commissions 2023	Underwriting File	$1.00
259	Credit Card Commissions September 2024 TTM	Underwriting File	$1.00
260	Credit Card Commissions UW	Underwriting File	$1.00
261	Repairs & Maintenance 2019	Underwriting File	$1.00
262	Repairs & Maintenance 2020	Underwriting File	$1.00
263	Repairs & Maintenance 2021	Underwriting File	$1.00
264	Repairs & Maintenance 2022	Underwriting File	$1.00
265	Repairs & Maintenance 2023	Underwriting File	$1.00
266	Repairs & Maintenance September 2024 TTM	Underwriting File	$1.00
267	Repairs & Maintenance UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
268	Utilities 2019	Underwriting File	$1.00
269	Utilities 2020	Underwriting File	$1.00
270	Utilities 2021	Underwriting File	$1.00
271	Utilities 2022	Underwriting File	$1.00
272	Utilities 2023	Underwriting File	$1.00
273	Utilities September 2024 TTM	Underwriting File	$1.00
274	Utilities UW	Underwriting File	$1.00
275	Total Undistributed Expenses 2019	Underwriting File	$1.00
276	Total Undistributed Expenses 2020	Underwriting File	$1.00
277	Total Undistributed Expenses 2021	Underwriting File	$1.00
278	Total Undistributed Expenses 2022	Underwriting File	$1.00
279	Total Undistributed Expenses 2023	Underwriting File	$1.00
280	Total Undistributed Expenses September 2024 TTM	Underwriting File	$1.00
281	Total Undistributed Expenses UW	Underwriting File	$1.00
282	Gross Operating Profit 2019	Underwriting File	$1.00
283	Gross Operating Profit 2020	Underwriting File	$1.00
284	Gross Operating Profit 2021	Underwriting File	$1.00
285	Gross Operating Profit 2022	Underwriting File	$1.00
286	Gross Operating Profit 2023	Underwriting File	$1.00
287	Gross Operating Profit September 2024 TTM	Underwriting File	$1.00
288	Gross Operating Profit UW	Underwriting File	$1.00
289	Franchise Fees 2019	Underwriting File	$1.00
290	Franchise Fees 2020	Underwriting File	$1.00
291	Franchise Fees 2021	Underwriting File	$1.00
292	Franchise Fees 2022	Underwriting File	$1.00
293	Franchise Fees 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
294	Franchise Fees September 2024 TTM	Underwriting File	$1.00
295	Franchise Fees UW	Underwriting File	$1.00
296	Management Fees 2019	Underwriting File	$1.00
297	Management Fees 2020	Underwriting File	$1.00
298	Management Fees 2021	Underwriting File	$1.00
299	Management Fees 2022	Underwriting File	$1.00
300	Management Fees 2023	Underwriting File	$1.00
301	Management Fees September 2024 TTM	Underwriting File	$1.00
302	Management Fees UW	Underwriting File	$1.00
303	Incentive Management Fees 2019	Underwriting File	$1.00
304	Incentive Management Fees 2020	Underwriting File	$1.00
305	Incentive Management Fees 2021	Underwriting File	$1.00
306	Incentive Management Fees 2022	Underwriting File	$1.00
307	Incentive Management Fees 2023	Underwriting File	$1.00
308	Incentive Management Fees September 2024 TTM	Underwriting File	$1.00
309	Incentive Management Fees UW	Underwriting File	$1.00
310	Income Before Fixed Charges 2019	Underwriting File	$1.00
311	Income Before Fixed Charges 2020	Underwriting File	$1.00
312	Income Before Fixed Charges 2021	Underwriting File	$1.00
313	Income Before Fixed Charges 2022	Underwriting File	$1.00
314	Income Before Fixed Charges 2023	Underwriting File	$1.00
315	Income Before Fixed Charges September 2024 TTM	Underwriting File	$1.00
316	Income Before Fixed Charges UW	Underwriting File	$1.00
317	Property Taxes 2019	Underwriting File	$1.00
318	Property Taxes 2020	Underwriting File	$1.00
319	Property Taxes 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
320	Property Taxes 2022	Underwriting File	$1.00
321	Property Taxes 2023	Underwriting File	$1.00
322	Property Taxes September 2024 TTM	Underwriting File	$1.00
323	Property Taxes UW	Underwriting File	$1.00
324	Insurance 2019	Underwriting File	$1.00
325	Insurance 2020	Underwriting File	$1.00
326	Insurance 2021	Underwriting File	$1.00
327	Insurance 2022	Underwriting File	$1.00
328	Insurance 2023	Underwriting File	$1.00
329	Insurance September 2024 TTM	Underwriting File	$1.00
330	Insurance UW	Underwriting File	$1.00
331	Rent 2019	Underwriting File	$1.00
332	Rent 2020	Underwriting File	$1.00
333	Rent 2021	Underwriting File	$1.00
334	Rent 2022	Underwriting File	$1.00
335	Rent 2023	Underwriting File	$1.00
336	Rent September 2024 TTM	Underwriting File	$1.00
337	Rent UW	Underwriting File	$1.00
338	Other Expenses 2019	Underwriting File	$1.00
339	Other Expenses 2020	Underwriting File	$1.00
340	Other Expenses 2021	Underwriting File	$1.00
341	Other Expenses 2022	Underwriting File	$1.00
342	Other Expenses 2023	Underwriting File	$1.00
343	Other Expenses September 2024 TTM	Underwriting File	$1.00
344	Other Expenses UW	Underwriting File	$1.00
345	Total Fixed and Other Expenses 2019	Underwriting File	$1.00
346	Total Fixed and Other Expenses 2020	Underwriting File	$1.00
347	Total Fixed and Other Expenses 2021	Underwriting File	$1.00
348	Total Fixed and Other Expenses 2022	Underwriting File	$1.00
349	Total Fixed and Other Expenses 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

BX 2024-SLCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
350	Total Fixed and Other Expenses September 2024 TTM	Underwriting File	$1.00
351	Total Fixed and Other Expenses UW	Underwriting File	$1.00
352	Net Operating Income 2019	Underwriting File	$1.00
353	Net Operating Income 2020	Underwriting File	$1.00
354	Net Operating Income 2021	Underwriting File	$1.00
355	Net Operating Income 2022	Underwriting File	$1.00
356	Net Operating Income 2023	Underwriting File	$1.00
357	Net Operating Income September 2024 TTM	Underwriting File	$1.00
358	Net Operating Income UW	Underwriting File	$1.00
359	FF&E 2019	Underwriting File	$1.00
360	FF&E 2020	Underwriting File	$1.00
361	FF&E 2021	Underwriting File	$1.00
362	FF&E 2022	Underwriting File	$1.00
363	FF&E 2023	Underwriting File	$1.00
364	FF&E September 2024 TTM	Underwriting File	$1.00
365	FF&E UW	Underwriting File	$1.00
366	Net Cash Flow 2019	Underwriting File	$1.00
367	Net Cash Flow 2020	Underwriting File	$1.00
368	Net Cash Flow 2021	Underwriting File	$1.00
369	Net Cash Flow 2022	Underwriting File	$1.00
370	Net Cash Flow 2023	Underwriting File	$1.00
371	Net Cash Flow September 2024 TTM	Underwriting File	$1.00
372	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

BX 2024-SLCT	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Franchise Flag Terms Flag Term Remaining	Quotient of (i) the count of the number of days between the Cut-off Date and respective Franchise Flag Terms Flag Expiration Date and (ii) 365.
27	Occupancy (%)	Quotient of (i) Occupied Room Nights September 2024 TTM and (ii) Available Room Nights September 2024 TTM.
31	Mortgage Loan Closing Date Balance per Key	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Units.
32	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
33	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
36	Individual As-Is Appraised Value per Key	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Units.
39	Individual Stabilized Appraised Value per Key	Quotient of (i) Individual Stabilized Appraised Value and (ii) Total Units.
42	Portfolio Appraised Value per Key	Quotient of (i) Portfolio Appraised Value and (ii) Total Units.
43	Portfolio Appraised Value Premium	Difference of the (x) quotient of (i) Portfolio Appraised Value and (ii) the aggregate Individual As-Is Appraised Value of the Collateral and (y) 1.
46	Portfolio Stabilized Appraised Value per Key	Quotient of (i) Portfolio Stabilized Appraised Value and (ii) Total Units.
47	Portfolio Stabilized Appraised Value Premium	Difference of the (x) quotient of (i) Portfolio Stabilized Appraised Value and (ii) the aggregate Individual Stabilized Appraised Value of the Collateral and (y) 1.
59	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Mortgage Loan Spread.
64	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
65	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
66	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
67	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

BX 2024-SLCT	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
70	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
71	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
72	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
75	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
76	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
87	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Individual As-Is Appraised Value of the Collateral.
88	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) the aggregate Individual As-Is Appraised Value of the Collateral.
89	Mortgage Loan Closing Date LTV (Aggregate Stabilized Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Individual Stabilized Appraised Value of the Collateral.
90	Mortgage Loan Balloon LTV (Aggregate Stabilized Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) the aggregate Individual Stabilized Appraised Value of the Collateral.
91	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the Portfolio Appraised Value.
92	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) the Portfolio Appraised Value.
93	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
94	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
95	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
96	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
97	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
98	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

BX 2024-SLCT	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
151	Occupancy Penetration 2021	Quotient of (i) Occupancy 2021 and (ii) the quotient of (a) the 2021 year to date occupancy for the Mortgaged Property's competitive set as set forth in the 2022 STR Report and (b) 100.
152	Occupancy Penetration 2022	Quotient of (i) Occupancy 2022 and (ii) the quotient of (a) the 2022 year to date occupancy for the Mortgaged Property's competitive set as set forth in the 2023 STR Report and (b) 100.
153	Occupancy Penetration 2023	Quotient of (i) Occupancy 2023 and (ii) the quotient of (a) the 2023 year to date occupancy for the Mortgaged Property's competitive set as set forth in the 2023 STR Report and (b) 100.
154	Occupancy Penetration September 2024 TTM	Quotient of (i) Occupancy September 2024 TTM and (ii) the quotient of (a) the 2024 running 12-month occupancy for the Mortgaged Property's competitive set as set forth in the 2024 STR Report and (b) 100.
155	ADR Penetration 2021	Quotient of (i) ADR 2021 and (ii) the quotient of (a) the 2021 year to date ADR for the Mortgaged Property's competitive set as set forth in the 2022 STR Report and (b) 100.
156	ADR Penetration 2022	Quotient of (i) ADR 2022 and (ii) the quotient of (a) the 2022 year to date ADR for the Mortgaged Property's competitive set as set forth in the 2023 STR Report and (b) 100.
157	ADR Penetration 2023	Quotient of (i) ADR 2023 and (ii) the quotient of (a) the 2023 year to date ADR for the Mortgaged Property's competitive set as set forth in the 2023 STR Report and (b) 100.
158	ADR Penetration September 2024 TTM	Quotient of (i) ADR September 2024 TTM and (ii) the quotient of (a) the 2024 running 12-month ADR for the Mortgaged Property's competitive set as set forth in the 2024 STR Report and (b) 100.
159	RevPAR Penetration 2021	Quotient of (i) RevPAR 2021 and (ii) the quotient of (a) the 2021 year to date RevPAR for the Mortgaged Property's competitive set as set forth in the 2022 STR Report and (b) 100.
160	RevPAR Penetration 2022	Quotient of (i) RevPAR 2022 and (ii) the quotient of (a) the 2022 year to date RevPAR for the Mortgaged Property's competitive set as set forth in the 2023 STR Report and (b) 100.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

BX 2024-SLCT	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
161	RevPAR Penetration 2023	Quotient of (i) RevPAR 2023 and (ii) the quotient of (a) the 2023 year to date RevPAR for the Mortgaged Property's competitive set as set forth in the 2023 STR Report and (b) 100.
162	RevPAR Penetration September 2024 TTM	Quotient of (i) RevPAR September 2024 TTM and (ii) the quotient of (a) the 2024 running 12-month RevPAR for the Mortgaged Property's competitive set as set forth in the 2024 STR Report and (b) 100.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22